DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	GENTOR RESOURCES INC.
Entity Central Index Key	0001346917
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	gntof
Entity Common Stock, Shares Outstanding	62,753,840
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 1,689,511	$ 6,935,012
Prepaids and advances (note 3)	205,559	75,898
Total current assets	1,895,070	7,010,910
Long term deposit (note 4)	10,000	10,000
Capital assets (note 6)	257,139	257,968
Mineral properties (note 5)	18,248,198	18,248,198
Total assets	20,410,407	25,527,076
LIABILITIES
Accounts payable	390,349	552,377
Accrued liabilities	97,226	50,550
Due to related parties (note 7)	83,744	132,240
Canadian dollar common share purchase warrants (note 9e)	0	263,398
Total current liabilities	571,319	998,565
Total liabilities	571,319	998,565
SHAREHOLDERS' EQUITY
Authorized 100,000,000 Common Shares, $0.0001 par value (note 9a) 50,000,000 Preferred Shares, $0.0001 par value Issued and outstanding 62,753,840 Common Shares (December 31, 2011 - 62,753,840)(note 9)	6,275	6,275
Additional paid-in capital	41,342,964	40,761,669
Deficit accumulated during the exploration stage	(21,510,151)	(16,239,433)
Total shareholders' equity	19,839,088	24,528,511
Total liabilities and shareholders' equity	$ 20,410,407	$ 25,527,076

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	62,753,840	62,753,840	52,851,672
Common stock, shares outstanding	62,753,840	62,753,840	52,851,672
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			91 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Expenses
Field camps expenses	$ 368,466	$ 166,718	$ 148,168	$ 1,031,727
Surveying	106,472	22,586	14,154	193,912
Geophysics	143,088	106,382	660,027	909,497
Geochemistry	59,854	70,726	38,895	314,588
Geology	452,582	538,383	76,795	1,583,026
Drilling	669,436	1,103,893	339,094	4,892,100
Environmental testing	10,741	0	326	38,951
Mineral properties	0	100,000	100,000	663,045
Consulting fees - related parties	0	0	0	12,400
Consulting fees - others	0	4,174	183,691	194,624
Management fees	0	0	0	2,000
Professional fees	499,872	1,100,807	443,523	2,796,345
General and administrative expenses	3,111,081	2,431,515	1,458,173	7,606,107
(Gain) loss on sale of capital asset	(100)	(111,470)	1,213	(118,077)
Depreciation	169,157	160,313	146,548	702,037
Net operating loss	(5,590,649)	(5,694,027)	(3,610,607)	(20,822,282)
Interest income	56,531	9,898	142	68,984
Gain on Canadian dollar common share purchase warrants	263,398	80,815	0	344,214
Rental income	0	0	0	6,720
Warrant modification	0	0	0	(1,057,787)
Loss on deposit	0	0	0	(50,000)
Net loss and comprehensive loss	$ (5,270,720)	$ (5,603,314)	$ (3,610,465)	$ (21,510,151)
Basic and diluted loss per common share (note 9f) (in dollars per share)	$ (0.08)	$ (0.09)	$ (0.09)
Weighted average number of basic and diluted common shares outstanding (note 9f) (in shares)	62,753,840	59,558,895	38,903,807

CONSOLIDATED STATEMENTS OF CASH FLOW (USD $)	12 Months Ended			91 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
CASH PROVIDED BY (USED IN):
Net loss	$ (5,270,720)	$ (5,603,314)	$ (3,610,465)	$ (21,510,151)
Adjustments required to reconcile net loss with net cash used in operating activities
Warrant modification	0	0	0	1,057,787
Depreciation	169,157	160,313	146,548	702,037
Gain on Canadian dollar common share purchase warrants	(263,398)	(80,815)	0	(344,213)
(Gain) loss on sale of capital asset	(100)	(111,470)	1,213	(118,077)
Accrued interest included in notes payable	0	0	55,883	95,113
Stock based compensation employees	581,295	582,081	140,834	1,304,210
Stock based compensation consultants	0	0	97,500	97,500
Loss on deposit	0	0	0	50,000
Shares issued for mineral properties	0	0	0	100,000
Shares issued for services	0	0	180,000	180,000
Change in non cash working capital balances
Accounts payable	(162,027)	139,070	(638,347)	309,217
Accrued liabilities	46,677	488	21,949	88,408
Prepaids and advances	(129,660)	(29,089)	(43,602)	(253,185)
Cash used in operating activities	(5,028,776)	(4,942,736)	(3,648,487)	(18,241,354)
Financing activities
Loan payable repayment	0	(74,196)	(36,006)	(145,499)
Notes payable repayment	0	(769,733)	0	(93,344)
Due to related parties	(48,496)	(79,111)	(1,053,911)	(447,410)
Common shares and warrants issued (net of issuance costs)	0	7,399,385	9,855,309	21,129,694
Cash (used in) provided by financing activities	(48,496)	6,476,345	8,765,392	20,443,441
Investing activities
Purchase of capital assets	(168,329)	(115,791)	(62,425)	(790,093)
Gentor Resources Limited acquisition	0	0	255,889	255,889
Proceeds from disposal of capital assets	100	185,278	4,000	200,628
Purchase of a certificate of deposit	0	0	0	(10,000)
Mineral properties expenditures	0	0	0	(169,000)
Cash (used in) provided by investing activities	(168,229)	69,487	197,464	(512,576)
Net (decrease) increase in cash	(5,245,501)	1,603,096	5,314,369	1,689,511
Cash, beginning of the year	6,935,012	5,331,916	17,547	0
Cash, end of the year	$ 1,689,511	$ 6,935,012	$ 5,331,916	$ 1,689,511

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2004
Shares issued on March 24, 2005 at $0.004 per share	$ 1,250	$ 48,750	$ 0	$ 50,000
Shares issued on March 24, 2005 at $0.004 per share (in shares)	12,500,000
Net loss for the year	0	0	(97,637)	(97,637)
Balance at Dec. 31, 2005	1,250	48,750	(97,637)	(47,637)
Balance (in shares) at Dec. 31, 2005	12,500,000
Shares issued on December 15, 2006 at $0.20 per share	500	999,500	0	1,000,000
Shares issued on December 15, 2006 at $0.20 per share (in shares)	5,000,000
Net loss for the year	0	0	(233,900)	(233,900)
Balance at Dec. 31, 2006	1,750	1,048,250	(331,537)	718,463
Balance (in shares) at Dec. 31, 2006	17,500,000
Shares issued on July 23, 2007 at $0.20 per share	50	99,950	0	100,000
Shares issued on July 23, 2007 at $0.20 per share (in shares)	500,000
Shares issued on July 31, 2007 at $0.20 per share	100	199,900	0	200,000
Shares issued on July 31, 2007 at $0.20 per share (in shares)	1,000,000
Shares issued on November 20, 2007 at $0.25 per share	100	249,900	0	250,000
Shares issued on November 20, 2007 at $0.25 per share (in shares)	1,000,000
Shares issued on December 17, 2007 at $1.00 per share	250	2,374,750	0	2,375,000
Shares issued on December 17, 2007 at $1.00 per share (in shares)	2,500,000
Net loss for the year	0	0	(1,881,910)	(1,881,910)
Balance at Dec. 31, 2007	2,250	3,972,750	(2,213,447)	1,761,553
Balance (in shares) at Dec. 31, 2007	22,500,000
Net loss for the year	0	0	(3,189,473)	(3,189,473)
Balance at Dec. 31, 2008	2,250	3,972,750	(5,402,920)	(1,427,920)
Balance (in shares) at Dec. 31, 2008	22,500,000
Net loss for the year	0	0	(564,947)	(564,947)
Balance at Dec. 31, 2009	2,250	3,972,750	(5,967,867)	(1,992,867)
Balance (in shares) at Dec. 31, 2009	22,500,000
Shares issued on March 8, 2010 at $1.02 per share	1,306	13,322,954	0	13,324,260
Shares issued on March 8, 2010 at $1.02 per share (in shares)	13,063,000
Shares issued at $1.80 per share on April 28, 2010	260	4,679,740	0	4,680,000
Shares issued at $1.80 per share on April 28, 2010 (in shares)	2,600,000
Shares issued at $0.50 per share on April 29, 2010	400	1,164,512	0	1,164,912
Shares issued at $0.50 per share on April 29, 2010 (in shares)	4,000,000
Warrants issued on April 29, 2010	0	730,568	0	730,568
Shares issued at $0.75 per share on October 28, 2010	400	2,260,794	0	2,261,194
Shares issued at $0.75 per share on October 28, 2010 (in shares)	4,000,000
Warrants issued on October 28, 2010	0	738,806	0	738,806
Shares issued at $0.75 per share on October 29, 2010	33	183,844	0	183,877
Shares issued at $0.75 per share on October 29, 2010 (in shares)	333,334
Warrants issued on October 29, 2010	0	60,049	0	60,049
Shares issued at $0.75 per share on November 2, 2010	267	1,507,196	0	1,507,463
Shares issued at $0.75 per share on November 2, 2010 (in shares)	2,666,667
Warrants issued on November 2, 2010	0	492,537	0	492,537
Shares issued at $0.75 per share on November 18, 2010	3	14,695	0	14,698
Shares issued at $0.75 per share on November 18, 2010 (in shares)	26,000
Warrants issued on November 18, 2010	0	4,802	0	4,802
Shares issued at $0.75 per share on December 22, 2010	366	2,032,186	0	2,032,552
Shares issued at $0.75 per share on December 22, 2010 (in shares)	3,662,671
Warrants issued on December 22, 2010	0	663,851	0	663,851
Issuance of stock options on August 30, 2010	0	238,334	0	238,334
Net loss for the year	0	0	(3,610,465)	(3,610,465)
Balance at Dec. 31, 2010	5,285	32,067,618	(9,578,332)	22,494,571
Balance (in shares) at Dec. 31, 2010	52,851,672
Shares issued at $0.75 per share on January 18, 2011	20	112,762	0	112,782
Shares issued at $0.75 per share on January 18, 2011 (in shares)	200,000
Warrants issued on January 18, 2011	0	37,218	0	37,218
Shares issued at $0.75 per share on January 24, 2011	25	140,952	0	140,977
Shares issued at $0.75 per share on January 24, 2011 (in shares)	250,000
Warrants issued on January 24, 2011	0	46,523	0	46,523
Shares issued at $0.75 per share on January 26, 2011	533	3,006,987	0	3,007,520
Shares issued at $0.75 per share on January 26, 2011 (in shares)	5,333,334
Warrants issued on January 26, 2011	0	992,481	0	992,481
Shares issued at $0.75 per share on January 27, 2011	20	112,762	0	112,782
Shares issued at $0.75 per share on January 27, 2011 (in shares)	200,000
Warrants issued on January 27, 2011	0	37,218	0	37,218
Shares issued at $0.75 per share on February 24, 2011	22	125,166	0	125,188
Shares issued at $0.75 per share on February 24, 2011 (in shares)	222,000
Warrants issued on February 24, 2011	0	41,312	0	41,312
Shares issued at $0.75 per share on March 4, 2011	3	18,795	0	18,798
Shares issued at $0.75 per share on March 4, 2011 (in shares)	33,334
Warrants issued on March 4, 2011	0	6,203	0	6,203
Shares issued at $0.75 per share on March 7, 2011	11	63,711	0	63,722
Shares issued at $0.75 per share on March 7, 2011 (in shares)	113,000
Warrants issued on March 7, 2011	0	21,028	0	21,028
Shares issued at $0.75 per share on March 15, 2011	17	93,028	0	93,045
Shares issued at $0.75 per share on March 15, 2011 (in shares)	165,000
Warrants issued on March 15, 2011	0	30,705	0	30,705
Shares issued at Cdn $1.00 per share on August 09, 2011	3	31,763	0	31,766
Shares issued at Cdn $1.00 per share on August 09, 2011 (in shares)	35,000
Shares issued at Cdn $1.00 per share on August 17, 2011	1	4,577	0	4,578
Shares issued at Cdn $1.00 per share on August 17, 2011 (in shares)	5,000
Shares issued at Cdn $1.00 per share on September 1, 2011	3	22,919	0	22,922
Shares issued at Cdn $1.00 per share on September 1, 2011 (in shares)	25,000
Shares issued at Cdn $1.00 per share on September 12, 2011	25	224,968	0	224,993
Shares issued at Cdn $1.00 per share on September 12, 2011 (in shares)	255,000
Shares issued at Cdn $1.00 per share on September 16, 2011	75	661,428	0	661,503
Shares issued at Cdn $1.00 per share on September 16, 2011 (in shares)	750,000
Shares issued at Cdn $1.00 per share on September 19, 2011	4	36,162	0	36,166
Shares issued at Cdn $1.00 per share on September 19, 2011 (in shares)	41,500
Shares issued at Cdn $1.00 per share on September 20, 2011	1	4,335	0	4,336
Shares issued at Cdn $1.00 per share on September 20, 2011 (in shares)	5,000
Shares issued at Cdn $1.00 per share on September 26, 2011	0	837	0	837
Shares issued at Cdn $1.00 per share on September 26, 2011 (in shares)	1,000
Shares issued at Cdn $1.00 per share on September 27, 2011	1	4,339	0	4,340
Shares issued at Cdn $1.00 per share on September 27, 2011 (in shares)	5,000
Shares issued at Cdn $1.00 per share on October 12, 2011	10	88,785	0	88,795
Shares issued at Cdn $1.00 per share on October 12, 2011 (in shares)	100,000
Shares issued at Cdn $1.00 per share on November 2, 2011	216	1,943,297	0	1,943,513
Shares issued at Cdn $1.00 per share on November 2, 2011 (in shares)	2,163,000
Financing costs	0	(856,078)	0	(856,078)
Warrant modification	0	1,057,787	(1,057,787)	0
Stock based compensation expense	0	582,081	0	582,081
Net loss for the year	0	0	(5,603,314)	(5,603,314)
Balance at Dec. 31, 2011	6,275	40,761,669	(16,239,433)	24,528,511
Balance (in shares) at Dec. 31, 2011	62,753,840
Stock based compensation expense	0	581,295	0	581,295
Net loss for the year	0	0	(5,270,719)	(5,270,720)
Balance at Dec. 31, 2012	$ 6,275	$ 41,342,964	$ (21,510,152)	$ 19,839,088
Balance (in shares) at Dec. 31, 2012	62,753,840

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Parenthetical]	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2005 USD ($)
Shares issued during period, par value					$ 0.2	$ 0.004
Shares issued on July 23, 2007, par value				$ 0.2
Shares issued on July 31, 2007, par value				$ 0.2
Shares issued on November 20, 2007, par value				$ 0.25
Shares issued on December 17, 2007, par value				$ 1
Shares issued on March 8, 2010, par value			$ 1.02
Shares issued on April 28, 2010, par value			$ 1.8
Shares issued on April 29, 2010, par value			$ 0.5
Shares issued on October 28, 2010, par value			$ 0.75
Shares issued on October 29, 2010, par value			$ 0.75
Shares issued on November 2, 2010, par value			$ 0.75
Shares issued on November 18, 2010, par value			$ 0.75
Shares issued on December 22, 2010, par value			$ 0.75
Shares issued on January 18, 2011, par value	$ 0.75
Shares issued on January 24, 2011, par value	$ 0.75
Shares issued on January 26, 2011, par value	$ 0.75
Shares issued on January 27, 2011, par value	$ 0.75
Shares issued on February 24, 2011, par value	$ 0.75
Shares issued on March 4, 2011, par value	$ 0.75
Shares issued on March 7, 2011, par value	$ 0.75
Shares issued on March 15, 2011, par value	$ 0.75
Shares issued at Cdn on August 09, 2011, par value		1
Shares issued at Cdn on August 17, 2011, par value		1
Shares issued at Cdn on September 1, 2011, par value		1
Shares issued at Cdn on September 12, 2011, par value		1
Shares issued at Cdn on September 16, 2011, par value		1
Shares issued at Cdn on September 19, 2011, par value		1
Shares issued at Cdn on September 20, 2011, par value		1
Shares issued at Cdn on September 26, 2011, par value		1
Shares issued at Cdn on September 27, 2011, par value		1
Shares issued at Cdn on October 12, 2011, par value		1
Shares issued at Cdn on November 2, 2011, par value		1

ORGANIZATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	ORGANIZATION AND GOING CONCERN

In February 2012, Gentor Resources Inc. (“the Company”) completed a corporate reorganization (the “Corporate Reorganization”), a result of which was to move the Company’s corporate jurisdiction from Florida to the Cayman Islands.  The Corporate Reorganization was affected by a two-step process involving a merger of Gentor Resources, Inc. (the Florida company which had been incorporated on March 24, 2005) with and into its wholly-owned Wyoming subsidiary, followed by a continuation of the surviving company into the Cayman Islands. The reorganization represents an acquisition of entities under common control as a result of the net asset transfer. The assets were transferred at their carrying amounts. The Company is an exploration stage corporation formed for the purpose of prospecting and developing mineral properties.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.  For the year ended December 31, 2012, the Company had a loss from operations of $5,270,720 (year ended December 31, 2011 - $5,603,314, year ended December 31, 2010 - $3,610,465) and an accumulated deficit of $21,510,151 (December 31, 2011 – $16,239,433), which raise substantial doubt on the Company’s ability to continue on a going concern basis.

The Company intends to fund operations through equity financing arrangements, which may be insufficient to fund its capital expenditure, working capital and other cash requirements. The Company’s continued existence is dependent upon it emerging from the exploration stage, obtaining additional financing to continue operations, exploring and developing the mineral properties and the discovery, development and sale of ore reserves.

These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)	BASIS OF CONSOLIDATION

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (``US GAAP``).

The Company’s consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries Gentor Idaho, Inc., Gentor Resources Limited (formerly known as APM Mining Limited) and Gentor International Limited.

Gentor Idaho, Inc. was incorporated on June 28, 2007 under the laws of the State of Idaho. Gentor Resources Limited was incorporated on November 19, 2009 under the laws of the British Virgin Islands and changed its name from APM Mining Limited on April 30, 2010 following its acquisition by the Company on March 8, 2010. Gentor International Limited was incorporated on December 12, 2011 under the laws of the British Virgin Islands. Intercompany balances and transactions have been eliminated in preparing the consolidated financial statements.

b)	MINERAL PROPERTIES AND EXPLORATION COSTS

Exploration costs pertaining to mineral properties with no proven reserves are charged to operations as incurred. When it is determined that mineral properties can be economically developed as a result of establishing proven and probable reserves, costs incurred to develop such properties are capitalized. Such costs will be depreciated using the units-of-production method over the estimated life of the proven and probable reserves. The Company is in the exploration stage and has not yet realized any revenue from its planned operations.

c)	CAPITAL ASSETS

Capital assets are recorded at cost less accumulated depreciation. Depreciation is recorded as follows:

Vehicle	- Straight line over a range of two to four years

Mining equipment	- Straight line over four years

Office equipment	- Straight line over four years

Furniture and fixtures	- 20% declining balance basis

Building	- Straight line over five years

d)	ASSET IMPAIRMENT

The Company monitors events and changes in circumstances, which may require an assessment of the recoverability of its long-lived assets.  If required, the Company would assess recoverability using estimated undiscounted future operating cash flows of the related asset or asset grouping. Assets are grouped at the lowest levels for which there are identifiable cash flows that are largely independent of the cash flows generated by other asset groups.  If the carrying amount of an asset is not recoverable, an impairment loss is recognized in operations, measured by comparing the carrying amount of the asset to its fair value.  No impairment losses were warranted or recorded for the years ended December 31, 2012, and 2011.  Long-lived assets to be disposed of are reported at the lower of carrying amount or estimated fair value less cost to sell.

e)	ASSET RETIREMENT OBLIGATIONS

The fair value of the liability of an asset retirement obligation is recorded when it is incurred and the corresponding increase to the asset is depreciated over the estimated life of the asset. The liability is periodically adjusted to reflect changes in the estimated present value resulting from the passage of time and revisions to the estimates of either the timing or amount of the asset retirement obligation.  The Company has not identified or recorded any asset retirement obligations on its balance sheets as at December 31, 2012 and December 31, 2011.

f)	STOCK BASED COMPENSATION

The Company has a stock option plan, which is described in note 9(c). The Company uses the fair value method of accounting for stock options granted to directors, officers and employees whereby the fair value of options granted measured at the grant date is recorded as a compensation expense in the financial statements on a straight line basis over the requisite employee service period (usually the vesting period). Compensation expense on stock options granted to non-employees is measured at the earlier of the completion of performance and the date the options are vested using the fair value method and is recorded as an expense in the same period as if the Company had paid cash for the goods or services received. Any consideration paid by directors, officers, employees and consultants on exercise of stock options or purchase of shares is credited to capital stock. Shares are issued from treasury upon the exercise of stock options. The Company estimates that all options will vest. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

g)	CASH

Cash consists of bank balances. The Company maintains cash in bank deposit accounts in Canada, Oman, Turkey and the US that at times, may exceed US and Canadian federally insured limits. The Company has not experienced any losses in such accounts.

h)	FOREIGN EXCHANGE

The Company’s functional and reporting currency is United States dollars. The functional currency of the foreign operations is United States dollars and Omani, Turkish and Canadian amounts are translated as follows: monetary assets and liabilities are translated at the spot rates of exchange in effect at the end of the period; non-monetary items are translated at historical exchange rates in effect on the dates of the transactions. Revenues and expense items are translated at average rates of exchange in effect during the period, except for depreciation, which is translated at its corresponding historical rate. Realized and unrealized exchange gains and losses are included in the consolidated statements of operations.

i)	USE OF ESTIMATES

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from management's best estimates as additional information becomes available in the future. The Company bases its estimates and assumptions on historical experience, current facts, and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. Significant estimates and assumptions include those related to the recoverability of mineral properties and capital assets, estimation of future income taxes, useful lives of depreciable assets, and fair value estimates for stock options and warrants.

j)	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company follows ASC 820-10 Fair Value Measurements and Disclosures for its financial assets and financial liabilities that are re-measured and reported at fair value at each reporting period.

Fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable in the market such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability and include situations where there is little, if any, market activity.

During the year, the Company had Canadian dollar (“Cdn$”) denominated warrants, which are considered derivative financial instruments requiring re-measurement at each reporting period. See Note 9(e) for more detailed information.

k)	INCOME TAXES

Deferred income taxes are reported for temporary differences between items of income or expense reported in the financial statements and those reported for income tax purposes, which require the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and for the tax loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company recognizes deferred taxes for the estimated future tax effects attributable to deductible temporary differences and loss carryforwards when realization is more likely than not.  The deferred taxes for the Company amount to nil at the balance sheet date.

Accounting Standards Codification 740, “Income Taxes” requires that the Company recognize the impact of a tax position in its financial statements if the position is more likely than not of being sustained upon examination and on the technical merits of the position. At December 31, 2012, the Company has no material unrecognized tax benefits. The Company does not anticipate any material change in the total amount of unrecognized tax benefits  to occur within the next twelve months.

l)	LOSS PER SHARE

Basic loss per share calculations are based on the weighted average number of common shares issued and outstanding during the year. Diluted loss per share is calculated using the treasury method.  The treasury method assumes that outstanding stock options and share purchase warrants with an average exercise price below market price of the underlying shares are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the year.  As the Company is incurring losses, basic and diluted loss per share are the same since including the exercise of outstanding stock options and share purchase warrants in the diluted loss per share calculation would be anti-dilutive.

m)	RECENT ACCOUNTING PRONOUNCEMENTS

In February 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013-02”).  ASU 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts.  ASU 2013-02 is effective prospectively for interim and annual periods beginning after December 15, 2012, with early adoption permitted.  The Company does not anticipate material impacts on its consolidated financial statements upon adoption.

In October 2012, the FASB issued ASU No. 2012-4, Technical Corrections and Improvements. This ASU makes certain technical corrections (i.e., relatively minor corrections and clarifications) and “conforming fair value amendments” to the FASB Accounting Standards Codification (the “Codification”). The new guidance will be effective for fiscal years beginning after December 15, 2012. The Company does not anticipate material impacts on its consolidated financial statements upon adoption.

In July 2012, the FASB issued ASU No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”).  ASU 2012-02 states an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. with early adoption permitted.  The Company does not anticipate material impacts on its consolidated financial statements upon adoption.

In December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”). The amendments in ASU 2011-12 are being made to allow the Board time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the Board is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05. The amendments in this update are effective at the same time as the amendments in Update 2011-05 so that entities will not be required to comply with the presentation requirements in Update 2011-05 that this Update is deferring. The adoption of this amendment in 2012 did not have a material effect on the presentation of the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”).  ASU 2011-05 requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.  Under the continuous statement approach, the statement would include the components and total of net income, the components and total of other comprehensive income and the total of comprehensive income.  Under the two statement approach, the first statement would include the components and total of net income and the second statement would include the components and total of other comprehensive income and the total of comprehensive income.  ASU 2011-05 does not change the items that must be reported in other comprehensive income.  ASU 2011-05 is effective retrospectively for interim and annual periods beginning after December 15, 2011, with early adoption permitted.  The adoption of continuous statement approach in this amendment in 2012 did not have a material effect on the presentation on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”).  ASU 2011-04 does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it already is required and permitted under IFRS or U.S. GAAP.  For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS 13.   ASU 2011-04 is effective on a prospective basis for interim and annual periods beginning after December 15, 2011, with early adoption not permitted.  In the period of adoption, a reporting entity will be required to disclose a change, if any, in valuation technique and related inputs that result from applying ASU 2011-04 and to quantify the total effect, if practicable.  The adoption of this amendment in 2012 did not have a material effect on the presentation on the Company’s consolidated financial statements.

Other pronouncements issued by the FASB or other authoritative accounting standards groups with future effective dates are either not applicable or are not expected to be significant to the consolidated financial statements of the Company.

PREPAIDS AND ADVANCES	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Advances Disclosure [Abstract]
Prepaid Expenses And Advances Disclosure [Text Block]
3.	PREPAIDS AND ADVANCES

The prepaids and advances primarily consist of $133,110 for employee and travel advances, $54,296 for prepaid rent and $17,633 for prepaid insurance as at December 31, 2012 (December 31, 2011 - $25,788 for insurance claim receivable and $47,037 for prepaid insurance). Other items included in the prepaids and advances total $520 (December 31, 2011 - $3,073).

LONG TERM DEPOSIT	12 Months Ended
Dec. 31, 2012
Long Term Deposits Disclosure [Abstract]
Long Term Deposits Disclosure [Text Block]
4.	LONG TERM DEPOSIT

The long-term deposit is a $10,000 certificate of deposit issued on March 11, 2012 and assigned to the United States Department of the Interiors, Bureau of Land Management, as a reclamation bond for the installation of a bridge crossing the Patterson creek at the Company’s Idaho project.

This certificate of deposit bears an interest rate of 1.75% per annum and matures on March 11, 2014. It will automatically roll over to maintain the bond in good standing.

MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2012
Mineral Industries Disclosures [Abstract]
Mineral Industries Disclosures [Text Block]
5.	MINERAL PROPERTIES

Oman Project

On March 8, 2010, the Company acquired, through its wholly owned subsidiary Gentor Resources Limited, the earn-in rights to the Block 5 and Block 6 copper exploration projects located in Oman.  Pursuant to the Earn-in Agreement between Al Fairuz Mining and Gentor Resources Limited, which relates to the Block 5 project, the Company has the right to earn up to a 65% equity position in Al Fairuz Mining.  Pursuant to the Earn-in Agreement between Al Zuhra Company, LLC (“Al Zuhra Mining”) and Gentor Resources Limited, which relates to the Block 6 project, the Company has the right to earn up to a 70% equity position in Al Zuhra Mining.

The entire balance of $18,248,198 recorded in mineral properties in the consolidated balance sheet as of December 31, 2012 (December 31, 2011 - $18,248,198) is attributable to the Oman Project.

Idaho Project

Effective as of July 23, 2007, Bardswich LLC, an entity that is owned and controlled by Lloyd J. Bardswich (“Bardswich”), who was the President and CEO of the Company, and Gentor Idaho, Inc. (“Gentor Idaho”), a wholly owned subsidiary of the Company, entered into an assignment agreement whereby Bardswich LLC assigned all of its rights, title and interest in and to the Idaho Option Agreement (“Idaho Option Agreement”) to Gentor Idaho in exchange for $40,000 in cash and 500,000 common shares of the Company. The Idaho Option Agreement dated effective as of March 1, 2007 relates to a certain mineral lease agreement and an option to purchase twenty one (21) patented mining claims located over approximately 376 acres of real property and four other parcels of approximately 216 acres (collectively, the  “Optioned Properties”) in Lemhi County, Idaho. An initial payment of $40,000 in cash was made to the Idaho claim owner upon execution of the Idaho Option Agreement and an additional payment of $60,000 was made on the nine month anniversary date of signing the original Idaho Option Agreement. Payments totaling $300,000 were made from 2008 to 2010 to the Idaho claim owner.  On March 8, 2011, the Idaho claim owner agreed to accept a payment of $100,000 in lieu of the $200,000 payment that was due in full on March 1, 2011 (the fourth anniversary date of the Idaho Option Agreement). The foregoing agreed upon $100,000 payment has been paid to the Idaho claim owner.  All payments that become due subsequent to March 2011 remain as stipulated in the original agreement. To the extent that the Company makes any advanced minimum royalty payments, the Company is entitled to receive a corresponding credit against any required net smelter return royalties that are otherwise required to be paid to the Idaho claim owner under the Idaho Option Agreement. The Idaho Option Agreement also grants the Company an option to purchase the Idaho claim owner’s rights to the Optioned Properties, including but not limited to the IMA Mine, for a total purchase price of $5,000,000, excluding there from the right of the Idaho claim owner to receive a three percent (3%) royalty on net revenue generated from the sale of any molybdenum, copper, lead and zinc recovered from the IMA Mine and five percent (5%) royalty on the net revenue generated from the sale of all other ores, minerals, or other products recovered from the Optioned Properties.

In December 2012, the Company issued a press release announcing that it had entered into an agreement to sell all of its shares of Gentor Idaho for nominal consideration to Bardswich, who is the sole director and officer of Gentor Idaho. This transaction had not been completed as at December 31, 2012 and is subject to the approval of the TSX Venture Exchange.

Turkey Project

On April 30, 2012, the Company announced that it had entered into an agreement with a Turkish company (the “Licence Holder”) pursuant to which the Company has been granted a 12 month option period for the purposes of funding and carrying out the exploration for copper on properties (the “Project”) located in northeastern Turkey held by the Licence Holder. The Company paid the Licence Holder a $200,000 option fee under the said agreement. The underlying option provided the Company with the option to acquire a 70% interest in the Project, as to which a further $400,000 would have been payable by the Company to the Licence Holder, and the Company would have funded exploration by completing a feasibility study within three years from the acquisition of the said 70% interest (the “Feasibility Period”). At the end of the second and third year of the Feasibility Period, the Company would have been required to pay annual sums of $300,000 to the Licence Holder.

CAPITAL ASSETS	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	CAPITAL ASSETS

December 31, 2012

	Cost	Accumulated Depreciation	Net Book Value
Vehicle	$162,238	$88,357	$73,881
Mining Equipment	110,188	44,033	66,155
Office Equipment	75,049	45,386	29,663
Furniture and Fixtures	15,876	5,387	10,489
Building	440,328	363,377	76,951
	$803,679	$546,540	$257,139

December 31, 2011

	Cost	Accumulated Depreciation	Net Book Value
Vehicle	$134,694	$47,796	$86,898
Mining Equipment	60,756	18,956	41,800
Office Equipment	66,423	33,306	33,117
Furniture and Fixtures	16,579	4,366	12,213
Building	358,241	274,301	83,940
	$636,693	$378,725	$257,968

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
7.	RELATED PARTY TRANSACTIONS

As of December 31, 2012, a balance of $79,840 advanced to the Company from Lloyd J. Bardswich, (a former officer and director of the Company and currently the sole director and officer of Gentor Idaho) was outstanding (December 31, 2011 - $114,740).  This advance is unsecured, non-interest bearing and re-payable upon demand.

As of December 31, 2012, an amount of $733 (December 31, 2011 - $15,725) was due to Tembo Capital LLP of which Peter Ruxton, a director and officer of the Company, is a partner.  During the year ended December 31, 2012, the Company reimbursed to this entity travel and other office expenses incurred on behalf of this director and officer of the Company in the amount of $43,126 (December 31, 2011 - $25,710).

As of December 31, 2012, an amount of $3,171 (December 31, 2011 - $nil) representing common office expenses was due to Banro Corporation, a corporation with a common director.

All related party transactions are in the normal course of operations and are measured at the exchange amount as determined by management.

REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
8.	REPORTABLE SEGMENTS

The Company operates in one reportable business segment: the exploration, mine development and extraction of precious metals in three geographic areas, the Sultanate of Oman, Turkey and the United States.

As at	December 31, 2012	December 31, 2011

Oman – mineral properties	$18,248,198	$18,248,198
Oman – capital assets	103,350	160,344
Turkey – capital assets	64,290	-
United States – capital assets	89,499	97,624
Total	$18,505,337	$18,506,166

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
9.	SHARE CAPITAL

a)	Authorized Share Capital

The authorized share capital of the Company consists of 50,000,000 preferred shares and 100,000,000 common shares with a par value of $0.0001 per share. Each common share entitles the holder to one vote and no holder of the common shares shall be entitled to any right of cumulative voting. Preferred shares may be issued in series with distinctive serial designations.

b)	Issued Share Capital

From January 18, 2011 to March 15, 2011, as part of a private placement, the Company sold 6,516,668 units at a price of $0.75 per unit for gross proceeds of $4,887,502.  Each unit consisted of one common share of the Company and one warrant (“Warrant”) which entitled the holder thereof to purchase one additional common share of the Company (see note 9(d)).  Each Warrant was exercisable for a period of 12 months (and subsequently extended for 6 additional months and as at December 31, 2012 have expired) from the date of issuance at an exercise price of $0.90 per share.

From August 10, 2011 to October 12, 2011, as part of a private placement the Company sold 1,222,500 units at a price of $0.97 to $1.02 (Cdn$1.00) per unit for gross proceeds of approximately $1,233,900 (Cdn$1,222,500).  Each unit consisted of one common share of the Company and one warrant of the Company, with each such warrant entitling the holder to purchase one-half of one common share of the Company for a period of one year from the date of issuance of the warrant, provided that a minimum of two such warrants must be exercised by the holder thereof at any one time in order that any such exercise thereof will result in the purchase of one common share of the Company at a price of $1.21 to $1.29 (Cdn$1.25) (see note 9(e)).

On November 2, 2011 as part of a brokered offering the Company sold 2,163,000 units at a price of $0.99 (Cdn$1.00) per unit for gross proceeds of approximately $2,134,000 (Cdn$2,163,000).  Each unit consisted of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of $1.24 (Cdn$1.25) for a period of one year from the date of issuance of the warrant (as at December 31, 2012 have expired) (see note 9(e)).

As of December 31, 2012, the Company had outstanding 62,753,840 (December 31, 2011 – 62,753,840) common shares and no preferred shares.

c)	Stock Based Compensation

On April 1, 2011, 400,000 stock options were granted under the Company’s 2010 Performance and Equity Incentive Plan (the “2010 Plan”) to various employees. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.90 for a period of 5 years.  The options vest at a rate of 25% on each six-month anniversary of the grant date.

On November 2, 2011, the Company issued 173,040 non-transferable compensation options to GMP Securities LP (the “agent”) in connection with the November 2, 2011 brokered placement. Each such compensation option entitles the holder to purchase one common share of the Company at a purchase price of $0.99 (Cdn$1.00) within 24 months.

On December 14, 2011, the Company established a new stock option plan (the “New Plan”). In establishing the New Plan, the Company’s board of directors also provided that no additional awards will be made under the 2010 Plan and terminated the 2010 Plan effective upon the exercise, expiry, termination or cancellation of all of the currently outstanding stock options that were granted under the 2010 Plan. Stock options may be granted under the New Plan from time to time by the board of directors of the Company to such directors, officers, employees and consultants of the Company or a subsidiary of the Company, and in such numbers, as are determined by the board at the time of the granting of the stock options. The number of common shares of the Company reserved from time to time for issuance to optionees pursuant to stock options granted under the New Plan shall not exceed 11,000,000 common shares. The exercise price of each stock option granted under the New Plan shall be determined in the discretion of the board of directors of the Company at the time of the granting of the stock option, provided that the exercise price shall not be lower than the last closing price of the Company’s common shares on the TSX Venture Exchange prior to the date the stock option is granted.

On December 14, 2011, 100,000 stock options were granted under the New Plan to an employee of the Company. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $1.21 (Cdn$1.24) for a period of 5 years. The options vest at a rate of 25% on each six-month anniversary of the grant date.

On January 20, 2012, 200,000 stock options were granted under the New Plan to an employee of the Company. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $1.08 (Cdn$1.09) for a period of 5 years. The options vest at a rate of 25% on each six-month anniversary of the grant date.

On February 15, 2012, 225,000 stock options were granted under the New Plan to various employees of the Company. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.85 (Cdn$0.85) for a period of 5 years. The options vest at a rate of 25% on each six-month anniversary of the grant date.

Also on February 15, 2012, 200,000 stock options were granted under the New Plan to an employee of the Company. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $1.09 (Cdn$1.09) for a period of 5 years. The options vest at a rate of 25% on each six-month anniversary of the grant date.

As at December 31, 2012, the Company had 1,825,000 (December 31, 2011 – 1,225,000) stock options outstanding to acquire common shares at a weighted average exercise price of $0.90. The remaining weighted average contractual life of outstanding options is 3.33 years. All of the stock options granted are expected to vest. As of December 31, 2012, the forfeiture estimate of the outstanding options is 0%. The number of stock options forfeited, cancelled, expired and exercised during the year ended December 31, 2012 was 25,000 (forfeited). There were 1,225,000 stock options exercisable and 600,000 stock options expected to vest as at December 31, 2012. The weighted average fair value of options granted in 2012 is $0.48 (December 31, 2011 - $0.66). The weighted average fair value of options vested in 2012 is $0.93 (December 31, 2011 - $1.16). The weighted average exercise price of the options exercisable is $0.84 and options expected to vest is $0.90 with a remaining weighted average contractual lives of 3.03 years and 3.33 years respectively. As at December 31, 2012, the intrinsic value of the outstanding options were $nil because all outstanding options were out of the money.

During the year ended December 31, 2012, the Company recognized as stock based compensation expense (included in general and administrative expenses) of $581,295 (year ended December 31, 2011 - $582,081, year ended December 31, 2010 - $140,834). This amount was credited accordingly to additional paid-in capital in the balance sheet. As at December 31, 2012 the unrecognized stock based compensation expense is $217,650 with a weighted average life of 3.33 years (December 31, 2011 - $511,708, 3.96 years).

The Black-Scholes option-pricing model was used to estimate values of all stock options granted in 2012 based on the following assumptions:

(i)	Risk-free interest rate: 0.81% - 0.91% which is based on the 3-5 year Bank of Canada marketable bonds average yield (December 31, 2011 – 1.14%, December 31, 2010 – nil)
(ii)	Expected volatility: 67.11% - 67.33% which is based on the Company’s historical stock price (December 31, 2011 – 67.87 – 68.71%, December 31, 2010 – 69.20%)
(iii)	Expected life: 5 years (December 31, 2011 – 5 years, December 31, 2010 – 5 years)
(iv)	Expected dividends: $Nil (December 31, 2011 - $Nil, December 31, 2010 - $Nil)

d)	U.S. Dollar Common Share Purchase Warrants

As at December 31, 2012, the Company had no outstanding or exercisable U.S. dollar common share purchase warrants (December 31, 2011 – 21,205,340), as all of the remaining U.S. dollar common share purchase warrants outstanding at December 31, 2011 expired unexercised in the year ended December 31, 2012.

e)	Canadian Dollar Common Share Purchase Warrants

As at December 31, 2012, the Company had no outstanding or exercisable Canadian dollar common share purchase warrants (December 31, 2011 – 1,692,750), as all of the remaining Canadian dollar common share purchase warrants outstanding at December 31, 2011 expired unexercised in the year ended December 31, 2012.

During the year ended December 31, 2012, $263,398 was recorded as a gain on Canadian dollar common share purchase warrants (December 31, 2011 - $80,815, December 31, 2010 - $nil).

f)	Loss Per Share

Loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2012, amounting to 62,753,840 common shares (December 31, 2011 – 59,558,895, December 31, 2010 – 38,903,807).

Diluted loss per share was calculated using the treasury stock method. For the year ended December 31, 2012, stock options and warrants were not included in the weighted average number of diluted common shares outstanding as they were anti-dilutive. As at December 31, 2011, 21,667,838 were included in the weighted average number of diluted common shares outstanding as they were dilutive.

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
10.	SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

For year ended	December 31, 2012		December 31, 2011		December 31, 2010

Cash paid during the period for:	$		$		$
Interest		-		46,699		-
Income taxes		-		-		-

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
11.	INCOME TAXES

During the year ended December 31, 2012, the Company incurred $1,760,264 net losses and, therefore, has no provision for income taxes. No income tax benefit has been recorded because it is more likely than not that the recoverability of such assets would not be realized through known future revenue sources. The net deferred tax asset generated by the loss carryforward has been fully reserved. The net operating loss available to be applied against future years’ taxable income is $10,556,546 at December 31, 2012. If not utilized, these U.S. income tax will expire as follows:

2025	$97,000
2026	$224,000
2027	$1,874,000
2028	$3,340,000
2029	$504,000
2030	$1,017,212
2031	$1,810,261
2032	$1,689,928
Total:	$10,556,401

The following is a reconciliation of the total amounts of unrecognized tax benefits:

	2012	2011	2010
Unrecognized tax benefit - January 1	$-	$-	$-
Gross increases - tax positions in prior period	-	-	-
Gross decreases - tax positions in prior period	-	-	-
Gross increases - tax positions in current period	-	-	-
Settlement	-	-	-
Lapse of statute of limitation	-	-	-
Unrecognized tax benefit - December 31	$-	$-	$-

The Company would recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. As there are no unrecognized tax benefits noted above or recognized historically, the Company did not accrue penalties and interest historically or during 2012.

The significant components of deferred income taxes consist of the following:

As at December 31,	2012	2011	2010
Deferred tax asset
Loss carryforwards	$3,589,226	$3,546,589	$2,822,485

Deferred tax liability
Capital assets	(24,177)	(23,758)	(33,160)

Total:	3,565,049	3,522,831	2,789,325

Valuation allowance	(3,565,049)	(3,522,831)	(2,789,325)
	$-	$-	$-

A reconciliation between incentives provided at actual rates and at the basic rate 34% (2011 and 2010 – 40%) of federal and state taxes is as follows:

Year ended December 31,	2012	2011	2010

Loss for the year	$1,760,264	$1,899,099	$1,096,986
Recovery of income tax and statutory rates	598,490	759,640	438,794
Other	-	-	-
Rate adjustment	-	-	-
Change in valuation allowance	(598,490)	(759,640)	(438,794)
	$-	$-	$-

In Oman, the tax rate for foreign companies is 12%; however, there is a 5 year tax holiday from the start of production which has not commenced as of December 31, 2012.

The Company is subject to taxation in the US and various foreign jurisdictions. As of December 31, 2012 the Company’s tax years for 2009, 2010, 2011 and 2012 are subject to examination by the tax authorities. With few exceptions, as of December 31, 2012, the Company is no longer subject to U.S. federal, state, local, or foreign examinations by tax authorities for years before 2009. Tax year 2008 was open as of December 31, 2011.

FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2012
Financial Risk Management Disclosure [Abstract]
Financial Risk Management Disclosure [Text Block]
12.	FINANCIAL RISK MANAGEMENT

a)	FOREIGN CURRENCY RISK

Foreign currency risk is the risk that a variation in exchange rates between the United States dollar and other foreign currencies will affect the Company’s operations and financial results. A portion of the Company’s transactions are denominated in Omani rials, Canadian dollars and Turkish Lira.  The Company is also exposed to the impact of currency fluctuations on its monetary assets and liabilities. Significant foreign currency gains or losses are reflected as a separate component in the consolidated statement of operations. The Company does not use derivatives instruments to reduce its exposure to foreign currency risk.

The following table indicates the impact of foreign currency risk on net working capital as at December 31, 2012. The table below also provides a sensitivity analysis of a 10 percent strengthening of the US dollar against the Omani rial, the Turkish Lira and Canadian dollar as identified which would have increased (decreased) the Company’s net loss by the amounts shown in the table below. A 10 percent weakening of the US dollar against the Omani rial, the Turkish Lira and Canadian dollar would have had an equal but opposite effect as at December 31, 2012.

	Omani Rial	Canadian Dollar	Turkish Lira
	$	$	$
Cash	34,934	1,038,196	37,887
Prepaids and advances	18,025	4,200	229,316
Accounts payable	-	(15,678)	(10,938)
Accrued liabilities	(79,581)	-	-
Total foreign currency working capital	(26,622)	1,026,718	256,265
US$ exchange rate at December 31, 2012	2.5974	1.0051	0.5581
Total foreign currency net working capital in US$	(69,148)	1,031,954	143,022
Impact of a 10% strengthening of the US$ on net loss	$(6,915)	$103,195	$14,302

b)	MARKET RISK

Market risk is the potential for financial loss from adverse changes in underlying market factors, including commodity prices.

c)	TITLE RISK

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mining properties. Although the Company has investigated title to all of its mineral properties for which it holds rights, the Company cannot give any assurance that title to such properties will not be challenged or impugned and cannot be certain that it will have valid title to its mineral properties.

d)	DISCLOSURES OF FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

At December 31, 2012 and 2011, the carrying values of the Company’s cash, accounts payable and accrued liabilities approximate fair value.

The fair value of warrants (note 2j) would be included in the hierarchy as follows:

December 31, 2012	Fair Value Measurements at Reporting Date Using:

Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	-	-

December 31, 2011

Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	$263,398	-

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
a)	BASIS OF CONSOLIDATION

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (``US GAAP``).

The Company’s consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries Gentor Idaho, Inc., Gentor Resources Limited (formerly known as APM Mining Limited) and Gentor International Limited.

Gentor Idaho, Inc. was incorporated on June 28, 2007 under the laws of the State of Idaho. Gentor Resources Limited was incorporated on November 19, 2009 under the laws of the British Virgin Islands and changed its name from APM Mining Limited on April 30, 2010 following its acquisition by the Company on March 8, 2010. Gentor International Limited was incorporated on December 12, 2011 under the laws of the British Virgin Islands. Intercompany balances and transactions have been eliminated in preparing the consolidated financial statements.

Mineral Properties and Exploration Costs [Policy Text Block]
b)	MINERAL PROPERTIES AND EXPLORATION COSTS

Exploration costs pertaining to mineral properties with no proven reserves are charged to operations as incurred. When it is determined that mineral properties can be economically developed as a result of establishing proven and probable reserves, costs incurred to develop such properties are capitalized. Such costs will be depreciated using the units-of-production method over the estimated life of the proven and probable reserves. The Company is in the exploration stage and has not yet realized any revenue from its planned operations.

Property, Plant and Equipment, Policy [Policy Text Block]
c)	CAPITAL ASSETS

Capital assets are recorded at cost less accumulated depreciation. Depreciation is recorded as follows:

Vehicle	- Straight line over a range of two to four years

Mining equipment	- Straight line over four years

Office equipment	- Straight line over four years

Furniture and fixtures	- 20% declining balance basis

Building	- Straight line over five years

Property, Plant and Equipment, Impairment [Policy Text Block]
d)	ASSET IMPAIRMENT

The Company monitors events and changes in circumstances, which may require an assessment of the recoverability of its long-lived assets.  If required, the Company would assess recoverability using estimated undiscounted future operating cash flows of the related asset or asset grouping. Assets are grouped at the lowest levels for which there are identifiable cash flows that are largely independent of the cash flows generated by other asset groups.  If the carrying amount of an asset is not recoverable, an impairment loss is recognized in operations, measured by comparing the carrying amount of the asset to its fair value.  No impairment losses were warranted or recorded for the years ended December 31, 2012, and 2011.  Long-lived assets to be disposed of are reported at the lower of carrying amount or estimated fair value less cost to sell.

Asset Retirement Obligations, Policy [Policy Text Block]
e)	ASSET RETIREMENT OBLIGATIONS

The fair value of the liability of an asset retirement obligation is recorded when it is incurred and the corresponding increase to the asset is depreciated over the estimated life of the asset. The liability is periodically adjusted to reflect changes in the estimated present value resulting from the passage of time and revisions to the estimates of either the timing or amount of the asset retirement obligation.  The Company has not identified or recorded any asset retirement obligations on its balance sheets as at December 31, 2012 and December 31, 2011.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
f)	STOCK BASED COMPENSATION

The Company has a stock option plan, which is described in note 9(c). The Company uses the fair value method of accounting for stock options granted to directors, officers and employees whereby the fair value of options granted measured at the grant date is recorded as a compensation expense in the financial statements on a straight line basis over the requisite employee service period (usually the vesting period). Compensation expense on stock options granted to non-employees is measured at the earlier of the completion of performance and the date the options are vested using the fair value method and is recorded as an expense in the same period as if the Company had paid cash for the goods or services received. Any consideration paid by directors, officers, employees and consultants on exercise of stock options or purchase of shares is credited to capital stock. Shares are issued from treasury upon the exercise of stock options. The Company estimates that all options will vest. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
g)	CASH

Cash consists of bank balances. The Company maintains cash in bank deposit accounts in Canada, Oman, Turkey and the US that at times, may exceed US and Canadian federally insured limits. The Company has not experienced any losses in such accounts.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
h)	FOREIGN EXCHANGE

The Company’s functional and reporting currency is United States dollars. The functional currency of the foreign operations is United States dollars and Omani, Turkish and Canadian amounts are translated as follows: monetary assets and liabilities are translated at the spot rates of exchange in effect at the end of the period; non-monetary items are translated at historical exchange rates in effect on the dates of the transactions. Revenues and expense items are translated at average rates of exchange in effect during the period, except for depreciation, which is translated at its corresponding historical rate. Realized and unrealized exchange gains and losses are included in the consolidated statements of operations.

Use of Estimates, Policy [Policy Text Block]
i)	USE OF ESTIMATES

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from management's best estimates as additional information becomes available in the future. The Company bases its estimates and assumptions on historical experience, current facts, and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. Significant estimates and assumptions include those related to the recoverability of mineral properties and capital assets, estimation of future income taxes, useful lives of depreciable assets, and fair value estimates for stock options and warrants.

Fair Value of Financial Instruments, Policy [Policy Text Block]
j)	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company follows ASC 820-10 Fair Value Measurements and Disclosures for its financial assets and financial liabilities that are re-measured and reported at fair value at each reporting period.

Fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable in the market such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability and include situations where there is little, if any, market activity.

During the year, the Company had Canadian dollar (“Cdn$”) denominated warrants, which are considered derivative financial instruments requiring re-measurement at each reporting period. See Note 9(e) for more detailed information.

Income Tax, Policy [Policy Text Block]
k)	INCOME TAXES

Deferred income taxes are reported for temporary differences between items of income or expense reported in the financial statements and those reported for income tax purposes, which require the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and for the tax loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company recognizes deferred taxes for the estimated future tax effects attributable to deductible temporary differences and loss carryforwards when realization is more likely than not.  The deferred taxes for the Company amount to nil at the balance sheet date.

Accounting Standards Codification 740, “Income Taxes” requires that the Company recognize the impact of a tax position in its financial statements if the position is more likely than not of being sustained upon examination and on the technical merits of the position. At December 31, 2012, the Company has no material unrecognized tax benefits. The Company does not anticipate any material change in the total amount of unrecognized tax benefits  to occur within the next twelve months.

Earnings Per Share, Policy [Policy Text Block]
l)	LOSS PER SHARE

Basic loss per share calculations are based on the weighted average number of common shares issued and outstanding during the year. Diluted loss per share is calculated using the treasury method.  The treasury method assumes that outstanding stock options and share purchase warrants with an average exercise price below market price of the underlying shares are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the year.  As the Company is incurring losses, basic and diluted loss per share are the same since including the exercise of outstanding stock options and share purchase warrants in the diluted loss per share calculation would be anti-dilutive.

New Accounting Pronouncements, Policy [Policy Text Block]
m)	RECENT ACCOUNTING PRONOUNCEMENTS

In February 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013-02”).  ASU 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts.  ASU 2013-02 is effective prospectively for interim and annual periods beginning after December 15, 2012, with early adoption permitted.  The Company does not anticipate material impacts on its consolidated financial statements upon adoption.

In October 2012, the FASB issued ASU No. 2012-4, Technical Corrections and Improvements. This ASU makes certain technical corrections (i.e., relatively minor corrections and clarifications) and “conforming fair value amendments” to the FASB Accounting Standards Codification (the “Codification”). The new guidance will be effective for fiscal years beginning after December 15, 2012. The Company does not anticipate material impacts on its consolidated financial statements upon adoption.

In July 2012, the FASB issued ASU No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”).  ASU 2012-02 states an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. with early adoption permitted.  The Company does not anticipate material impacts on its consolidated financial statements upon adoption.

In December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”). The amendments in ASU 2011-12 are being made to allow the Board time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the Board is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05. The amendments in this update are effective at the same time as the amendments in Update 2011-05 so that entities will not be required to comply with the presentation requirements in Update 2011-05 that this Update is deferring. The adoption of this amendment in 2012 did not have a material effect on the presentation of the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”).  ASU 2011-05 requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.  Under the continuous statement approach, the statement would include the components and total of net income, the components and total of other comprehensive income and the total of comprehensive income.  Under the two statement approach, the first statement would include the components and total of net income and the second statement would include the components and total of other comprehensive income and the total of comprehensive income.  ASU 2011-05 does not change the items that must be reported in other comprehensive income.  ASU 2011-05 is effective retrospectively for interim and annual periods beginning after December 15, 2011, with early adoption permitted.  The adoption of continuous statement approach in this amendment in 2012 did not have a material effect on the presentation on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”).  ASU 2011-04 does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it already is required and permitted under IFRS or U.S. GAAP.  For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS 13.   ASU 2011-04 is effective on a prospective basis for interim and annual periods beginning after December 15, 2011, with early adoption not permitted.  In the period of adoption, a reporting entity will be required to disclose a change, if any, in valuation technique and related inputs that result from applying ASU 2011-04 and to quantify the total effect, if practicable.  The adoption of this amendment in 2012 did not have a material effect on the presentation on the Company’s consolidated financial statements.

Other pronouncements issued by the FASB or other authoritative accounting standards groups with future effective dates are either not applicable or are not expected to be significant to the consolidated financial statements of the Company.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Capital Assets Deprciation Method [Table Text Block]

Capital assets are recorded at cost less accumulated depreciation. Depreciation is recorded as follows:

Vehicle	- Straight line over a range of two to four years

Mining equipment	- Straight line over four years

Office equipment	- Straight line over four years

Furniture and fixtures	- 20% declining balance basis

Building	- Straight line over five years

CAPITAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

December 31, 2012

	Cost	Accumulated Depreciation	Net Book Value
Vehicle	$162,238	$88,357	$73,881
Mining Equipment	110,188	44,033	66,155
Office Equipment	75,049	45,386	29,663
Furniture and Fixtures	15,876	5,387	10,489
Building	440,328	363,377	76,951
	$803,679	$546,540	$257,139

December 31, 2011

	Cost	Accumulated Depreciation	Net Book Value
Vehicle	$134,694	$47,796	$86,898
Mining Equipment	60,756	18,956	41,800
Office Equipment	66,423	33,306	33,117
Furniture and Fixtures	16,579	4,366	12,213
Building	358,241	274,301	83,940
	$636,693	$378,725	$257,968

REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule Of Reportable Segments Property Plant and Equipment [Table Text Block]

As at	December 31, 2012	December 31, 2011

Oman – mineral properties	$18,248,198	$18,248,198
Oman – capital assets	103,350	160,344
Turkey – capital assets	64,290	-
United States – capital assets	89,499	97,624
Total	$18,505,337	$18,506,166

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
For year ended	December 31, 2012		December 31, 2011		December 31, 2010

Cash paid during the period for:	$		$		$
Interest		-		46,699		-
Income taxes		-		-		-

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Summary of Operating Loss Carryforwards [Table Text Block]
The net operating loss available to be applied against future years’ taxable income is $10,556,546 at December 31, 2012. If not utilized, these losses will expire as follows:

2025	$97,000
2026	$224,000
2027	$1,874,000
2028	$3,340,000
2029	$504,000
2030	$1,017,212
2031	$1,810,261
2032	$1,689,928
Total:	$10,556,401

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

The following is a reconciliation of the total amounts of unrecognized tax benefits:

	2012	2011	2010
Unrecognized tax benefit - January 1	$-	$-	$-
Gross increases - tax positions in prior period	-	-	-
Gross decreases - tax positions in prior period	-	-	-
Gross increases - tax positions in current period	-	-	-
Settlement	-	-	-
Lapse of statute of limitation	-	-	-
Unrecognized tax benefit - December 31	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The significant components of deferred income taxes consist of the following:

As at December 31,	2012	2011	2010
Deferred tax asset
Loss carryforwards	$3,589,226	$3,546,589	$2,822,485

Deferred tax liability
Capital assets	(24,177)	(23,758)	(33,160)

Total:	3,565,049	3,522,831	2,789,325

Valuation allowance	(3,565,049)	(3,522,831)	(2,789,325)
	$-	$-	$-

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

A reconciliation between incentives provided at actual rates and at the basic rate 34% (2011 and 2010 – 40%) of federal and state taxes is as follows:

Year ended December 31,	2012	2011	2010

Loss for the year	$1,760,264	$1,899,099	$1,096,986
Recovery of income tax and statutory rates	598,490	759,640	438,794
Other	-	-	-
Rate adjustment	-	-	-
Change in valuation allowance	(598,490)	(759,640)	(438,794)
	$-	$-	$-

FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2012
Financial Risk Management Disclosure [Abstract]
Schedule Of Foreign Currency Risk On Net Working Capital and Sensitivity Analysis [Table Text Block]

The following table indicates the impact of foreign currency risk on net working capital as at December 31, 2012. The table below also provides a sensitivity analysis of a 10 percent strengthening of the US dollar against the Omani rial, the Turkish Lira and Canadian dollar as identified which would have increased (decreased) the Company’s net loss by the amounts shown in the table below.

	Omani Rial	Canadian Dollar	Turkish Lira
	$	$	$
Cash	34,934	1,038,196	37,887
Prepaids and advances	18,025	4,200	229,316
Accounts payable	-	(15,678)	(10,938)
Accrued liabilities	(79,581)	-	-
Total foreign currency working capital	(26,622)	1,026,718	256,265
US$ exchange rate at December 31, 2012	2.5974	1.0051	0.5581
Total foreign currency net working capital in US$	(69,148)	1,031,954	143,022
Impact of a 10% strengthening of the US$ on net loss	$(6,915)	$103,195	$14,302

Schedule Of Fair Value Of Warrants [Table Text Block]

The fair value of warrants (note 2j) would be included in the hierarchy as follows:

December 31, 2012	Fair Value Measurements at Reporting Date Using:

Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	-	-

December 31, 2011

Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	$263,398	-

ORGANIZATION AND GOING CONCERN (Details Textual) (USD $)	12 Months Ended								91 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012
Net Income Loss	$ 5,270,720	$ 5,603,314	$ 3,610,465	$ 564,947	$ 3,189,473	$ 1,881,910	$ 233,900	$ 97,637	$ 21,510,151
Deficit accumulated during the exploration stage	$ 21,510,151	$ 16,239,433							$ 21,510,151

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Vehicle [Member]
Capital Assets Depreciaion Method	Straight line over a range of two to four years
Mining Equipment [Member]
Capital Assets Depreciaion Method	Straight line over four years
Office Equipment [Member]
Capital Assets Depreciaion Method	Straight line over four years
Furniture and Fixtures [Member]
Capital Assets Depreciaion Method	20% declining balance basis
Building [Member]
Capital Assets Depreciaion Method	Straight line over five years

PREPAIDS AND ADVANCES (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Insurance Settlements Receivable, Current		$ 25,778
Prepaid Insurance	17,633	47,037
Prepaid Expense and Other Assets, Current	520	3,073
Employee and Travel Advances	133,110
Prepaid Rent	$ 54,296

LONG TERM DEPOSIT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 11, 2012
Certificates of Deposit, at Carrying Value		$ 10,000
Certificate Of Deposit Stated Interest Rate	1.75%
Certificate Of Deposit Expiration Date	Mar 11, 2014

MINERAL PROPERTIES (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2007 Idaho Option Agreement [Member]	Dec. 31, 2012 Idaho Option Agreement [Member]	Dec. 31, 2010 Idaho Option Agreement [Member]	Mar. 08, 2011 Idaho Option Agreement [Member]	Mar. 01, 2011 Idaho Option Agreement [Member]	Jul. 31, 2007 Idaho Project [Member]	Apr. 30, 2012 Turkey Project [Member]	Mar. 08, 2010 Al Fairuz Mining [Member]	Mar. 08, 2010 Al Zuhra Mining [Member]	Mar. 31, 2007 Real Property [Member] Idaho Option Agreement [Member] acre	Mar. 31, 2007 Other Parcels [Member] Idaho Option Agreement [Member] acre
Business Acquisition, Percentage of Voting Interests Acquired										65.00%	70.00%
Mineral Properties, Net	$ 18,248,198	$ 18,248,198
Area Covered Under Mineral Properties Agreement												376	216
Business Acquisition, Cost of Acquired Entity, Cash Paid								40,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								500,000
Business Acquisition Cost Of Acquired Entity Initial Amount Paid			40,000
Business Acquisition Cost Of Acquired Entity Additional Amount Paid			60,000
Business Acquisition Cost Of Acquired Entity Amount Paid					300,000
Option Agreement Claim Agreed Amount						100,000
Option Agreement Claim Original Amount							200,000
Land Purchase Options, Description				The Idaho Option Agreement also grants the Company an option to purchase the Idaho claim owner's rights to the Optioned Properties, including but not limited to the IMA Mine, for a total purchase price of $5,000,000, excluding there from the right of the Idaho claim owner to receive a three percent (3%) royalty on net revenue generated from the sale of any molybdenum, copper, lead and zinc recovered from the IMA Mine and five percent (5%) royalty on the net revenue generated from the sale of all other ores, minerals, or other products recovered from the Optioned Properties.
Option Fee									200,000
Option Agreement Acquision Percentage									70.00%
Additional Option Fee									400,000
Annual Option Fee									$ 300,000

CAPITAL ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 803,679	$ 636,693
Accumulated Depreciation	546,540	378,725
Net Book Value	257,139	257,968
Vehicle [Member]
Cost	162,238	134,694
Accumulated Depreciation	88,357	47,796
Net Book Value	73,881	86,898
Mining Equipment [Member]
Cost	110,188	60,756
Accumulated Depreciation	44,033	18,956
Net Book Value	66,155	41,800
Office Equipment [Member]
Cost	75,049	66,423
Accumulated Depreciation	45,386	33,306
Net Book Value	29,663	33,117
Furniture and Fixtures [Member]
Cost	15,876	16,579
Accumulated Depreciation	5,387	4,366
Net Book Value	10,489	12,213
Building [Member]
Cost	440,328	358,241
Accumulated Depreciation	363,377	274,301
Net Book Value	$ 76,951	$ 83,940

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended			91 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Due to related parties (note 7)	$ 83,744	$ 132,240		$ 83,744
Due to related parties	48,496	79,111	1,053,911	447,410
Former Director and Officer [Member]
Due to related parties (note 7)	79,840	114,740		79,840
Related Party Transaction Reimbursement Of Travel And Other Office Expenses	43,126	25,710
Tembo Capital L L P [Member]
Due to related parties (note 7)	$ 733	$ 15,725		$ 733

REPORTABLE SEGMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
mineral properties	$ 18,505,337	$ 18,506,166
capital assets	257,139	257,968
Oman [Member]
mineral properties	18,248,198	18,248,198
capital assets	103,350	160,344
United States [Member]
capital assets	89,499	97,624
Turkey [Member]
capital assets	$ 64,290

SHARE CAPITAL (Details Textual)	1 Months Ended				2 Months Ended			12 Months Ended			91 Months Ended			12 Months Ended					1 Months Ended					12 Months Ended	1 Months Ended				2 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Nov. 30, 2011 USD ($)	Nov. 30, 2011 CAD	Oct. 12, 2011 USD ($)	Oct. 12, 2011 CAD	Mar. 15, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Nov. 02, 2011	Nov. 02, 2011	Dec. 31, 2012 Us Treasury Securities [Member]	Dec. 31, 2011 Us Dollar [Member]	Dec. 31, 2010 Us Dollar [Member]	Dec. 31, 2012 Canadian Dollar [Member]	Dec. 31, 2011 Canadian Dollar [Member]	Nov. 30, 2011 Gmp Securities Lp [Member] USD ($)	Nov. 30, 2011 Gmp Securities Lp [Member] CAD	Apr. 30, 2011 Equity Incentive Plan 2010 [Member] USD ($)	Jan. 31, 2012 New Plan [Member] USD ($)	Jan. 31, 2012 New Plan [Member] CAD	Dec. 31, 2012 New Plan [Member]	Feb. 29, 2012 New Plan [Member] Various Employees [Member] USD ($)	Feb. 29, 2012 New Plan [Member] Various Employees [Member] CAD	Feb. 29, 2012 New Plan [Member] One Employee [Member] USD ($)	Feb. 29, 2012 New Plan [Member] One Employee [Member] CAD	Oct. 12, 2011 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member]	Oct. 12, 2011 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member]
Preferred stock, shares authorized	50,000,000	50,000,000						50,000,000	50,000,000		50,000,000
Common stock, shares authorized	100,000,000	100,000,000						100,000,000	100,000,000		100,000,000
Common stock, par value (in dollars per share)	$ 0.0001							$ 0.0001	$ 0.0001		$ 0.0001
Units Sold Under Private Placement					1,222,500	1,222,500	6,516,668
Purchase Price Per Unit Private Placement						1	$ 0.75																						$ 1.02		$ 0.97
Proceeds from Issuance of Private Placement					$ 1,233,900	1,222,500	$ 4,887,502
Description Of Private Placement Unit					Each unit consists of one common share of the Company and one warrant of the Company, with each such warrant entitling the holder to purchase one-half of one common share of the Company for a period of one year from the date of issuance of the warrant.	Each unit consists of one common share of the Company and one warrant of the Company, with each such warrant entitling the holder to purchase one-half of one common share of the Company for a period of one year from the date of issuance of the warrant.	Each unit consists of one common share of the Company and one warrant ("Warrant") which entitles the holder thereof to purchase one additional common share of the Company.
Warrant Exercise Period							12 months
Extended Warrant Exercise Period							extended for 6 additional months
Class of Warrant or Right, Exercise Price of Warrants or Rights					1.25	1.25		0.9			0.9	1.24	1.25																1.29		1.21
Units Sold Under Brokered Offering			2,163,000	2,163,000
Purchase Price Per Unit Brokered Offering			$ 0.99	1
Proceeds From Issuance Of Units Under Brokered Offering			2,134,000	2,163,000
Description Of Brokered Offering Units			Each unit consists of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company.	Each unit consists of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company.
Common stock, shares outstanding	62,753,840	62,753,840						62,753,840	62,753,840	52,851,672	62,753,840
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	100,000	100,000						600,000													400,000	200,000	200,000	11,000,000	225,000	225,000	200,000	200,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercise Price	$ 1.21	1.24						$ 0.84													$ 0.9	$ 1.09	1.09		$ 0.85	0.85	$ 0.18	1.09
Share Based Compensation Arrangement By Share Based Payment Award Options Exercise Period	5 years	5 years																			5 years	5 years	5 years		5 years	5 years	5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The options vest at a rate of 25% on each six-month anniversary of the grant date.	The options vest at a rate of 25% on each six-month anniversary of the grant date.																			The options vest at a rate of 25% on each six-month anniversary of the grant date.	The options vest at a rate of 25% on each six-month anniversary of the grant date.	The options vest at a rate of 25% on each six-month anniversary of the grant date.		The options vest at a rate of 25% on each six-month anniversary of the grant date.	The options vest at a rate of 25% on each six-month anniversary of the grant date.	The options vest at a rate of 25% on each six-month anniversary of the grant date.	The options vest at a rate of 25% on each six-month anniversary of the grant date.
Share Based Compensation Arrangement By Share Based Payment Award Non Transferable Options Grants In Period Gross																			173,040	173,040
Share Based Compensation Arrangement By Share Based Payment Award Non Transferable Options Exercise Price																			$ 0.99	1
Share Based Compensation Arrangement By Share Based Payment Award Non Transferable Options Exercise Period																			24 months	24 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,225,000	1,225,000						1,825,000	1,225,000		1,825,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price								$ 0.9			$ 0.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term								3 years 3 months 29 days
Share Based Compensation By Share Based Payment Award Options Outstanding Forfeiture Estimate Percentage								0.00%			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period								25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number								1,225,000			1,225,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.66							$ 0.48	$ 0.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price								$ 0.9			$ 0.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term											3 years 11 days
Stock Based Compensation Employees								581,295	582,081	140,834
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum								67.11%	67.87%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum								67.33%	68.71%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate															1.14%	0.00%	1.14%													0.91%		0.81%
Debt Instrument Expiration Period														5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								0.00%		69.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								5 years
Class Of Warrant Or Right Issued															21,205,340			1,692,750
Warrant modification								0	0	0	(1,057,787)
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate								0.00%
Gain on Canadian dollar common share purchase warrants								263,398	80,815	0	344,214
Weighted average number of basic and diluted common shares outstanding (note 9f) (in shares)								62,753,840	59,558,895	38,903,807
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount								0	21,667,838
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Weighted Average Fair Value								$ 0.93	$ 1.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value								0			0
Unrecognized Stock Based Compensation Expense								$ 217,650	$ 511,708
Unrecognized Share Based Compensation Arrangement By Share Based Payment Award Weighted Average Remaining Contractual Term								3 years 3 months 29 days	3 years 11 months 16 days

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash paid during the period for:
Interest	$ 0	$ 46,699	$ 0
Income taxes	$ 0	$ 0	$ 0

INCOME TAXES (Details) (USD $)	Dec. 31, 2012
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 10,556,401
2025 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	97,000
2026 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	224,000
2027 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,874,000
2028 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	3,340,000
2029 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	504,000
2030 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,017,212
2031 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,810,261
2032 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 1,689,928

INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized tax benefit	$ 0	$ 0	$ 0
Gross increases - tax positions in prior period	0	0	0
Gross decreases - tax positions in prior period	0	0	0
Gross increases - tax positions in current period	0	0	0
Settlement	0	0	0
Lapse of statute of limitation	0	0	0
Unrecognized tax benefit	$ 0	$ 0	$ 0

INCOME TAXES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax asset
Loss carryforwards	$ 3,589,226	$ 3,546,589	$ 2,822,485
Deferred tax liability
Capital assets	(24,177)	(23,758)	(33,160)
Total:	3,565,049	3,522,831	2,789,325
Valuation allowance	(3,565,049)	(3,522,831)	(2,789,325)
Deferred Tax Assets, Net	$ 0	$ 0	$ 0

INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss for the year	$ 1,760,264	$ 1,899,099	$ 1,096,986
Recovery of income tax and statutory rates	598,490	759,640	438,794
Other	0	0	0
Rate adjustment	0	0	0
Change in valuation allowance	(598,490)	(759,640)	(438,794)
Income Tax Reconciliation, Other Reconciling Items	$ 0	$ 0	$ 0

INCOME TAXES (Details Textual) (USD $)	12 Months Ended								91 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012
Net loss for the year	$ (5,270,720)	$ (5,603,314)	$ (3,610,465)	$ (564,947)	$ (3,189,473)	$ (1,881,910)	$ (233,900)	$ (97,637)	$ (21,510,151)
Loss carryforwards	$ 3,589,226	$ 3,546,589	$ 2,822,485						$ 3,589,226
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	34.00%	40.00%	40.00%
Effective Income Tax Rate Reconciliation, Tax Credits, Foreign	12.00%
Income Tax Holiday, Termination Date	5 year

FINANCIAL RISK MANAGEMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 23, 2005
Cash	$ 1,689,511	$ 6,935,012	$ 5,331,916	$ 17,547	$ 0
Prepaids and advances	205,559	75,898
Accounts payable	(390,349)	(552,377)
Accrued liabilities	(97,226)	(50,550)
Omani Rial [Member]
Cash	34,934
Prepaids and advances	18,025
Accounts payable	0
Accrued liabilities	(79,581)
Total foreign currency working capital	(26,622)
US$ exchange rate at December 31, 2012	2.5974
Total foreign currency net working capital in US$	(69,148)
Impact of a 10% strengthening of the US$ on net loss	6,915
Canadian Dollar [Member]
Cash	1,038,196
Prepaids and advances	4,200
Accounts payable	(15,678)
Accrued liabilities	0
Total foreign currency working capital	1,026,718
US$ exchange rate at December 31, 2012	1.0051
Total foreign currency net working capital in US$	1,031,954
Impact of a 10% strengthening of the US$ on net loss	103,195
Turkish Lira [Member]
Cash	37,887
Prepaids and advances	229,316
Accounts payable	(10,938)
Accrued liabilities	0
Total foreign currency working capital	256,265
US$ exchange rate at December 31, 2012	0.5581
Total foreign currency net working capital in US$	143,022
Impact of a 10% strengthening of the US$ on net loss	$ 14,302

FINANCIAL RISK MANAGEMENT (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Canadian dollar common share purchase warrants	$ 0	$ 263,398
Fair Value, Inputs, Level 1 [Member]
Canadian dollar common share purchase warrants	0	0
Fair Value, Inputs, Level 2 [Member]
Canadian dollar common share purchase warrants	0	263,398
Fair Value, Inputs, Level 3 [Member]
Canadian dollar common share purchase warrants	$ 0	$ 0

FINANCIAL RISK MANAGEMENT (Details Textual)	12 Months Ended
Dec. 31, 2012
Foreign Currency Weakness Percentage	10.00%
Foreign Currency Strength Percentage	10.00%